Convertible Notes Payable (Schedule of Convertible Notes Issued) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Beneficial conversion discount on convertible notes	$ 423,909	$ 360,299	$ 399,935	$ 416,685
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 551,334
Convertible Promissory Note Dated December 31, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Dec. 31, 2014
Debt instrument, maturity date			Dec. 31, 2016
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.01
Debt instrument, face amount			$ 94,074
Convertible Promissory Note Dated September 30, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Sep. 30, 2014
Debt instrument, maturity date			Sep. 30, 2016
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.01
Debt instrument, face amount			$ 80,133
Convertible Promissory Note Dated June 30, 2013 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Jun. 30, 2013
Debt instrument, maturity date			Jun. 30, 2015
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.04
Convertible Promissory Note Dated April 1, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Apr. 01, 2014
Debt instrument, maturity date			Mar. 31, 2016
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.03
Debt instrument, face amount			$ 149,453
Convertible Promissory Note Dated September 30, 2013 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Sep. 30, 2013
Debt instrument, maturity date			Sep. 30, 2015
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.04
Convertible Promissory Note Dated June 30, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Jun. 30, 2014
Debt instrument, maturity date			Jun. 30, 2016
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.02
Debt instrument, face amount			$ 62,980
Convertible Promissory Note Dated December 31, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Dec. 31, 2014
Debt instrument, maturity date			Dec. 31, 2016
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.02
Debt instrument, face amount			$ 125,059
Convertible Promissory Note Dated March 31, 2015 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date			Mar. 31, 2015
Debt instrument, maturity date			Mar. 31, 2017
Debt instrument, interest rate			10.00%
Debt instrument, conversion price per share			$ 0.007
Debt instrument, face amount			$ 39,635